LONG TERM LOANS (Details Narrative) - Long-term borrowings [member]	Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%